Accounts Payable and Accrued Expenses (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]
Trade payables	$ 2,342,090	$ 1,434,166	$ 1,175,023
Accrued compensation and benefits	697,849	833,141	227,323
Accrued professional fees	135,026	156,205	194,658
Accrued interest	64,125	750	86,100
Other payables	251,087	388,109	166,029	33,917	5,395
Total	$ 3,490,177	$ 2,812,371	$ 1,849,133	$ 308,105	$ 382,982